UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.1%
FINANCIAL—BANKS 0.2%
Bond Street Holdings, Class A, 144A(a),(b),(c),(d)	289,434	$4,272,046

REAL ESTATE 97.9%
DIVERSIFIED 11.4%
American Assets Trust	829,271	25,301,058
Cousins Properties	2,835,068	29,172,850
Duke Realty Corp.	3,329,108	51,401,427
Forest City Enterprises, Class A(d)	1,492,151	28,261,340
Vornado Realty Trust	1,660,509	139,582,387
WP Carey	300,383	19,434,780
		293,153,842
HEALTH CARE 11.7%
HCP	1,025,993	42,014,413
Health Care REIT	1,846,162	115,163,586
Healthcare Trust of America, Class A	1,791,329	18,844,781
Ventas	1,972,129	121,285,933
		297,308,713
HOTEL 7.3%
DiamondRock Hospitality Co.	2,454,352	26,187,936
Hersha Hospitality Trust	3,142,311	17,565,519
Host Hotels & Resorts	2,944,746	52,033,662
Hyatt Hotels Corp., Class A(d)	433,391	18,618,477
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	1,614,340	20,954,133
Strategic Hotels & Resorts Worldwide(d)	3,404,143	29,547,961
Sunstone Hotel Investors	1,549,213	19,736,974
		184,644,662
INDUSTRIALS 6.2%
First Industrial Realty Trust	1,204,987	19,605,139
Prologis	3,703,247	139,316,152
		158,921,291
OFFICE 12.0%
Alexandria Real Estate Equities	202,241	12,913,088
Boston Properties	872,729	93,294,730
Corporate Office Properties Trust	1,247,140	28,808,934
Douglas Emmett	1,649,499	38,713,741
Hudson Pacific Properties	1,014,143	19,725,081
Mack-Cali Realty Corp.	979,571	21,491,788

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	Number of Shares	Value
SL Green Realty Corp.	1,018,707	$90,501,930
		305,449,292
OFFICE/INDUSTRIAL 0.6%
PS Business Parks	190,527	14,217,125

RESIDENTIAL 15.7%
APARTMENT 14.7%
Apartment Investment & Management Co.	1,691,670	47,265,260
BRE Properties	779,249	39,554,679
Equity Residential	2,350,952	125,940,499
Essex Property Trust	173,419	25,613,986
Home Properties	868,257	50,141,842
UDR	3,596,069	85,226,835
		373,743,101
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties	207,226	7,080,912
Sun Communities	114,817	4,893,501
Toll Brothers(d)	420,460	13,635,518
		25,609,931
TOTAL RESIDENTIAL		399,353,032
SELF STORAGE 7.4%
CubeSmart	1,895,248	33,811,224
Extra Space Storage	685,173	31,346,665
Public Storage	581,798	93,407,669
Sovran Self Storage	395,439	29,926,823
		188,492,381
SHOPPING CENTERS 25.1%
COMMUNITY CENTER 9.8%
DDR Corp.	2,861,810	44,959,035
Federal Realty Investment Trust	505,730	51,306,308
Kimco Realty Corp.	449,423	9,069,356
Ramco-Gershenson Properties Trust	1,251,755	19,289,545
Regency Centers Corp.	1,076,393	52,043,602
Retail Properties of America, Class A	1,724,818	23,716,248
Tanger Factory Outlet Centers	142,368	4,648,315
Weingarten Realty Investors	1,530,298	44,883,640
		249,916,049

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		Number of Shares	Value
FREE STANDING 1.2%
National Retail Properties		927,629	$29,517,155

REGIONAL MALL 14.1%
General Growth Properties		4,995,387	96,361,015
Glimcher Realty Trust		2,929,786	28,565,414
Simon Property Group		1,580,414	234,264,767
			359,191,196
TOTAL SHOPPING CENTERS			638,624,400

SPECIALTY 0.5%
Digital Realty Trust		241,370	12,816,747
TOTAL REAL ESTATE			2,492,981,485
TOTAL COMMON STOCK (Identified cost—$2,055,274,690)			2,497,253,531

SHORT-TERM INVESTMENTS 2.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		35,400,493	35,400,493
Federated Government Obligations Fund, 0.01%(e)		35,400,508	35,400,508
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$70,801,001)			70,801,001

TOTAL INVESTMENTS (Identified cost—$2,126,075,691)	100.9%		2,568,054,532

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)		(24,154,119)

NET ASSETS (Equivalent to $42.65 per share based on 59,642,017 shares of common stock outstanding)	100.0%		$2,543,900,413

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.

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(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.
(e)	Rate quoted represents the seven-day yield of the Fund.

4

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the manager, subject to the oversight of the Board of Directors. The manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock–Financial–Banks	$4,272,046	$—	$—	$4,272,046	(a)
Common Stock–Other Industries	2,492,981,485	2,492,981,485	—	—
Money Market Funds	70,801,001	—	70,801,001	—
Total Investments(b)	$2,568,054,532	$2,492,981,485	$70,801,001	$4,272,046

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2012	$5,930,503
Change in unrealized depreciation	(1,658,457)
Balance as of September 30, 2013	$4,272,046

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(1,658,457).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at September 30, 2013	Technique	Inputs	Range

Common Stock–Financial–Banks	$4,272,046	Market comparable companies	Price/ Book Ratio Liquidity Discount	1.1x - 1.86x 38%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock - Financial - Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,126,075,691
Gross unrealized appreciation	$472,743,738
Gross unrealized depreciation	(30,764,897)
Net unrealized appreciation	$441,978,841

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013